Condensed Consolidated Statements of Cash Flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 529	$ 606
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total	201	191
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	43	40
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	428	376
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (143)	$ (1)